Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	IRON MOUNTAIN INC
Entity Central Index Key	0001020569
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false